SHAREHOLDERS' DEFICIT	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' DEFICIT [Abstract]
SHAREHOLDERS' DEFICIT
NOTE 8:-	SHAREHOLDERS' DEFICIT

a.	Composed of shares of NIS 0.01 nominal value each, as follows:

	December 31,
	2010		2011
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares	1,500,000,000	76,904,662	1,500,000,000	76,904,662
Preferred A	225,000,000	81,666,668	225,000,000	81,666,668
Preferred B	150,000,000	-	150,000,000	-

	1,875,000,000	158,571,330	1,875,000,000	158,571,330

a.	Authorized Ordinary shares:

Ordinary shares confer upon their holders voting rights, the right to receive dividends or bonus shares, if declared, and the right to share in the excess assets upon liquidation of the Company after the Preferred A and B shares.

b.	Authorized Preferred shares:

Preferred shares confer upon their holders voting rights on an as-converted basis with Ordinary shares on all matters presented at a general meeting of shareholders, priority preference upon liquidation; and protective rights over significant corporate actions, such as approval of mergers, voluntary liquidation or dissolution, declaration of dividends, amendments to the articles of association, sale or transfer of all or a material part of the intellectual property assets, and issuance of securities with equal or superior rights.

c.	Conversion rights:

Each Preferred share is convertible into one of the Company's Ordinary shares, subject to adjustment for anti-dilution events. Each Preferred share receives the same voting rights as Ordinary shares, except that the Preferred shares have approval rights over specified actions. Each Preferred share is entitled to a preference in liquidation over Ordinary shares.

d.	Treasury shares:

As of December 31, 2011, the Company holds 134,000 of its Ordinary shares as treasury shares at an aggregate cost of approximately $ 100. The Company has no dividend or voting rights associated with its treasury shares.

e.	Dividends:

The Company has never paid cash dividends to its shareholders.

f.	Warrants to Preferred shares:

In 2004, the Company granted to certain investors, as part of a share purchase agreement, four series of Warrants which expired as of December 31, 2009.

As of January 1, 2009 there were 1,333,332 outstanding warrants with an exercise price of $ 0.98. These warrants contained a price adjustment mechanism which according to ASC 815-40 result in a liability presentation marked to fair value at each reporting date. These warrants expired during 2009. See also Note 2q.

The following table summarizes information regarding outstanding warrants to purchase Preferred and Ordinary shares of the Company issued as of December 31, 2011:

Issuance date	Number of warrants	Class of Shares	Exercise price per warrant	Exercisable Through

May 2005 (1)	352,941	Ordinary shares	0.17	January 2013
March 2007 (2)	25,000,000	Preferred B shares	0.04	March 2012
March 2007 (3)	23,034,900	Ordinary shares	0.06	March 2012
May 2007 (3)	19,249,335	Ordinary shares	0.06	May 2012

	67,637,176

(1)
In connection with a credit facility that was fully repaid in 2006, the Company issued to a certain foreign bank warrants to purchase 352,941 of the Company's Ordinary shares at an exercise price of $ 0.17 per share. The warrants were exercisable immediately and have a term of seven years. The warrants were classified as equity.

(2)
Through 2006 and 2007, the Company granted certain investors 61,250,000 warrants to purchase Preferred B shares as part of a private placement in 2006. As of January 1, 2009, the holders of the warrants were entitled to certain anti-dilution protection which according to ASC 815-40 results in a liability presentation and marked to fair value. As of December 31, 2011 36,250,000 warrants had expired and the remaining 25,000,000 warrants were valued at $ 282. See also Note 2q.

(3)
In 2007, the Company granted certain institutional investors and an advisor warrants to purchase 42,284,235 Ordinary shares as part of a private placement in that year. The warrants were exercisable immediately and have a term of five years. The warrants were classified as equity.

g.	Employee share purchase plan:

In November 2002, the Company established an employee share purchase plan (the "ESPP") which permits the eligible employees of the Company to purchase shares of the Company's Ordinary shares at 85% of the closing market price on either the first day or the last day of the applicable three-month period, whichever is lower. Employees may participate in the ESPP through regular payroll deductions of up to 10% of their pre-tax gross salary. Subject to adjustment for stock splits, stock dividends and similar events, a maximum of 1,500,000 Ordinary shares may be issued under the ESPP. No Ordinary shares were issued in connection with the ESPP in 2009, 2010 and 2011. As of December 31, 2011, there are 1,491,791 Ordinary shares available for future issuance under the ESPP.

h.	Stock option plans:

The Company has adopted employee stock option plans in 1996, 1997 and in 2000. Under the plans, employees, non employees and officers of the Company may be granted options to acquire Ordinary shares. Pursuant to the plans, the Company reserved for issuance a total of 35,664,266 Ordinary shares. As of December 31, 2011, an aggregate of 24,446,247 Ordinary shares are still available for future grants.

Each option granted under the plans is exercisable until five to ten years from the date of the grant of the option. The options vest ratably over vesting periods ranging from three to five years. Any options, which are forfeited or not exercised before expiration, become available for future grants.

Transactions related to the Company's stock option plans are summarized as follows:

	Options Outstanding*)	Weighted average exercise price per share	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding, December 31, 2010	18,993,972	$0.03	2.35	-

Granted	-
Forfeited, cancelled or expired	(9,205,000)	$0.02

Outstanding, December 31, 2011	9,788,972	$0.03	0.83	-

Vested and expected to vest	9,711,012	$0.03		-

Exercisable, December 31, 2011	9,378,657	$0.03	0.83	-

*)	35,000 outstanding and exercisable options to consultants at a weighted average exercise price of $ 0.945 per share were included in the opening balance and had expired as of December 31, 2011.

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company's stock price on December 31, 2011 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2011. These amount changes are based on the value of the Company's stock.

During 2009, the Company cancelled 8,780,560 options that were previously granted to its employees and directors, and instead granted them replacement awards of 8,780,560 options, exercisable into Ordinary shares at $ 0.03 per share. The options shall vest on a quarterly basis over the period commencing as of the original options grant (up to 3 years).

This above grant was considered as a modification to previous grants and as such the fair value of this modification was estimated using the Black-Scholes-Merton option pricing model with the following assumptions: risk-free interest rates range 1.52%, dividend yields of 0%, expected volatility 269% and an expected term of the options based on the remaining period of the original options grant.

The total incremental compensation cost related to this modification is $ 38 which was fully recognized.

Stock-based compensation expenses included in the reported net loss totaled to approximately $ 177 in 2009, $175 in 2010 and $ 30 in 2011, as follows:

	Year ended December 31,
	2009	2010	2011

Research and development	$10	$13	$8
Selling and marketing	6	5	4
General and administrative	161	157	18

Total stock-based compensation expense	$177	$175	$30

Additional information related to the Company's stock-based compensation awards is presented below, along with the additional disclosures required by ASC 718.

As of December 31, 2011, there was $ 46 of total unrecognized compensation cost related to unvested stock options. Unrecognized compensation cost is expected to be recognized over a weighted average period of 1 year.